Shareholder Fees {- Fidelity® Low-Priced Stock Fund}	Sep. 29, 2021 USD ($)
07.31 Fidelity Low-Priced Stock Fund Retail PRO-08 | Fidelity® Low-Priced Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none